Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Option Activity
A summary of activity for the three months ended March 31, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance as of December 31, 2023	140,109	$37.48	8.07
Granted	163,025	$2.03
Cancelled/forfeited	(1)	$289,125

Balance as of March 31, 2024	303,133	$17.46	8.94	$7,600

Vested and expected to vest at March 31, 2024	278,083	$18.64	8.87	$6,800

Exercisable at March 31, 2024	84,908	$50.13	7.37	$500

A summary of activity for the year ended December 31, 2023 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance as of December 31, 2022	78,334	$68.16	8.00
Granted	68,422	5.00
Cancelled/forfeited	(6,647)	283.76

Balance as of December 31, 2023	140,109	$37.48	8.07	$7,000

Vested and expected to vest at December 31, 2023	133,810	$38.62	8.02	$—

Exercisable at December 31, 2023	72,843	$60.17	7.41	$6,000

Weighted-average Assumptions	The fair value of each option awarded during the years ended December 31, 2023 and 2022 was estimated on the date of grant using the Black-Scholes-Merton option valuation model based on the following weighted-average assumptions:

	December 31, 2023	December 31, 2022
Expected term	6.0 years	6.0 years
Risk-free interest rate	4.06%	2.83%
Expected volatility	127.0%	123.4%
Dividends	0%	0%
Resulting fair value	$4.47	$7.05

Summary of Share-Based Compensation Recognized
The following table summarizes share-based compensation recognized during the years ended December 31, 2023 and 2022 in the statement of operations:

	2023	2022
Research and development	$66	$87
General and administrative	503	519

Total share-based compensation	$569	$606